NUVEEN SHORT TERM MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE TAX FREE FUND

NUVEEN TAX FREE FUND

SUPPLEMENT DATED SEPTEMBER 13, 2011

TO THE PROSPECTUS DATED MARCH 21, 2011

Nuveen Short Term Municipal Bond Fund (formerly Nuveen Short Tax Free Fund), Nuveen Intermediate Tax Free Fund, and Nuveen Tax Free Fund (the “Funds”) have changed their fiscal year end to April 30. As a result, they have a new and separate prospectus dated August 31, 2011 and all references to the Funds in the prospectus dated March 21, 2011 are no longer applicable. Please refer to the prospectus dated August 31, 2011 for information about the Funds.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSITP-0911P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE TAX FREE FUND

NUVEEN TAX FREE FUND

SUPPLEMENT DATED SEPTEMBER 13, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2011

Nuveen Short Term Municipal Bond Fund (formerly Nuveen Short Tax Free Fund), Nuveen Intermediate Tax Free Fund, and Nuveen Tax Free Fund (the “Funds”) have changed their fiscal year end to April 30. As a result, they have a new and separate statement of additional information dated August 31, 2011 and all references to the Funds in the statement of additional information dated March 21, 2011 are no longer applicable. Please refer to the statement of additional information dated August 31, 2011 for information about the Funds.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSITSA-0911P